Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Consolidated net income	$ 14,293	$ 15,080	$ 17,099
Less consolidated net income attributable to nonredeemable noncontrolling interest	(650)	(386)	(736)
Consolidated net income attributable to Walmart	13,643	14,694	16,363
Other comprehensive income (loss), net of income taxes
Currency translation and other	(2,882)	(5,220)	(4,558)
Minimum pension liability	(397)	86	(69)
Other comprehensive income (loss), net of income taxes	(2,845)	(4,970)	(4,718)
Less other comprehensive income (loss) attributable to nonredeemable noncontrolling interest	210	541	546
Other comprehensive income (loss) attributable to Walmart	(2,635)	(4,429)	(4,172)
Comprehensive income, net of income taxes	11,448	10,110	12,381
Less comprehensive income (loss) attributable to nonredeemable noncontrolling interest	(440)	155	(190)
Comprehensive income attributable to Walmart	11,008	10,265	12,191
Net investment hedging
Other comprehensive income (loss), net of income taxes
Derivative instruments	413	366	379
Cash flow hedging
Other comprehensive income (loss), net of income taxes
Derivative instruments	$ 21	$ (202)	$ (470)